As filed via EDGAR with the Securities and Exchange Commission on
                               September 15, 2000

                                              Registration Statement No. 2-34277
                                                                ICA No. 811-1920

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 46 |X|

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 26 |X|

                                  STRALEM FUND
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       405 Park Avenue, New York NY 10022
 -------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 888-8123

            Philippe E. Baumann, 405 Park Avenue, New York, NY 10022
 -------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                          Susan J. Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

It is proposed that this filing will become effective (check appropriate box):

  ____  Immediately upon filing pursuant to paragraph (b)

  ____  On (date) pursuant to paragraph (b)

  ____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

    X   75 days after filing pursuant to paragraph (a)(2)
  ----
  ____  On (date) pursuant to paragraph (a)(1)

  ____  On (date) pursuant to paragraph (a)(2)

  ____  On (date) pursuant to paragraph (a)(2) of Rule 485

The Prospectus and Statement of Additional Information for the Stralem III Fund is incorporated by reference to the corresponding documents filed in Post-Effective Amendment No. 44 with the Securities and Exchange Commission on August 3, 2000 pursuant to Rule 485(a) under the Securities Act of 1933, as amended.

PART C

OTHER INFORMATION


Item 23.  Exhibits.

(a)      Charter

         (1)      Certificate of Trust dated January 27, 1999. (1)

         (2)      Trust Instrument dated January 27, 1999. (1)

(b)      Trust Bylaws dated January 27, 1999. (1)

(c)      Not applicable.

(d)      Investment Advisory Contracts.

         (1) Investment Advisory Agreement dated April 7, 1999 between Registrant, on behalf of Stralem Fund, and Stralem & Company Incorporated ("Stralem"). (1)

         (2) Investment Advisory Agreement dated January 3, 2000 between Registrant, on behalf of Stralem Equity Fund, and Stralem. (2)

         (3) Form of Investment Advisory Agreement between Registrant, on behalf of Stralem III Fund, and Stralem dated August 3, 2000.
                  (3)

(e)      Distribution Agreements.

         (1)      Distribution   Agreement   dated   April  30,   1999   between
                  Registrant, on behalf of Stralem Fund, and Stralem. (1)

         (2)      Distribution   Agreement   dated   January  3,  2000   between
                  Registrant, on behalf of Stralem Equity Fund, and Stralem. (2)

------------------------

1 Filed electronically as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A on February 26, 1999, accession number 0000922423-99-000367, and incorporated herein by reference.

2 Filed electronically as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A on January 10, 2000, accession number 0000922423-00-000042 and incorporated herein by reference.

3 Filed electronically as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A on August 3, 2000, accession number 0000922423-99-001003 and incorporated herein by reference.

         (3) Form of Distribution Agreement dated between Registrant, on behalf of Stralem III Fund, and Stralem dated August 3, 2000.(3)

(f) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in
         Exhibit (a) above, and in Article IV of the Bylaws referenced in Exhibit (b) above.

(g)      Form of Custodian Agreement between Registrant and Schroder & Co., Inc.
         (4)

(h)      Not applicable.

(i)      Legal Opinion.

         (1) Opinion of Kramer Levin Naftalis & Frankel LLP dated April 29, 1999. (4)

         (2)      Opinion of Morris,  Nichols,  Arsht & Tunnell  dated April 29,
                  1999. (4)

         (3) Opinion and Consent of Kramer Levin Naftalis & Frankel LLP dated September 14, 2000 relating to Stralem III Fund.

         (4) Opinion of Morris, Nichols, Arsht & Tunnell dated September 14, 2000 relating to Stralem III Fund.

(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.

(n)      Not applicable.

(p)      Codes of Ethics.

         (1)      Code of Ethics of Registrant dated February 3, 2000. (5)

         (2)      Code of Ethics of Stralem dated April 18, 2000. (5)

Item 24. Persons Controlled by or Under Common Control with Registrant.

-------------------------

4 Filed electronically as an Exhibit to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A on April 29, 1999, accession number 0000922423-99-000570 and incorporated herein by reference.

5 Filed electronically as an Exhibit to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A on April 24, 2000, accession number 0000922423-00-000656 and incorporated herein by reference.

There are no persons controlled by or under common control with the Registrant.

Item 25.    Indemnification.

Indemnification in Form of Trust Instrument for Delaware business trust.

     Section 10.02 Indemnification

     (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                  (i) every  person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

                 (i) who shall have been  adjudicated  by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                 (ii) in the  event of a  settlement,  unless  there  has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any covered Persona and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contact or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26.    Business and Other Connections of Investment Adviser.

            The names and principal occupations of the officers and directors of Stralem are:

Name and Title                                   Principal Occupation
--------------                                   --------------------
Hirschel B. Abelson                              President
Director and President

Philippe E. Baumann                              Executive Vice President
Director and Executive Vice President

M. Joel Unger                                    Vice President
Director and Vice President

Irene Bergman                                    Assistant Vice President
Assistant Vice President

Philippe Labaune                                 Assistant Vice President and
Assistant Vice President                         Assistant Secretary

Adam Abelson                                     Assistant Vice President

     Except for Mr. Unger, the address of each of the foregoing is 405 Park Avenue, New York, NY 10022. Mr. Unger's address is 1650 Yates Street, Denver, CO 90203.

Item 27.    Principal Underwriters.

                       (a) Stralem, the sole underwriter of Registrant, does not
            act as a principal underwriter, depositor or investment adviser to any other investment company.

                       (b) Please see the table furnished in response to Item 26
            above. In addition, Mr. Baumann, the President and a Trustee of Registrant, is the Executive Vice-President and a Director of Stralem. Mr. Abelson, the Secretary and Treasurer of Registrant is also the President of Stralem. Mr. Labaune, Vice-President of Registrant, is also an Assistant Vice-President and Assistant Secretary of Stralem.

                       (c)  Inapplicable.

Item 28.    Location of Accounts and Records.

            All  accounts  and  records  are  in  the  physical   possession  of
Registrant at 405 Park Avenue, New York, New York 10022.

Item 29.    Management Services.

            Not applicable.

Item 30.    Undertakings.

            Not applicable.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 15th day of September, 2000.


                                       STRALEM FUND



                                       By: /s/  Philippe E. Baumann, President
                                          -------------------------------------
                                                 Philippe E. Baumann, President


            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signatures                       Title                      Dates
     ----------                       -----                      -----

/s/ Philippe E. Baumann          Trustee and President       September 15, 2000
------------------------         (Principal Executive
Philippe E. Baumann               Officer)


/s/ Kenneth D. Pearlman          Trustee                     September 15, 2000
------------------------
Kenneth D. Pearlman


/s/ Jean Paul Ruff               Trustee                     September 15, 2000
------------------------
Jean Paul Ruff


/s/ Michael Rubin                Trustee                     September 15, 2000
------------------------
Michael Rubin


/s/ Hirschel B. Abelson          Secretary and Treasurer     September 15, 2000
------------------------         (Principal Financial and
Hirschel B. Abelson               Accounting Officer)

                                  EXHIBIT INDEX


EX-99.i(a)          Opinion and Consent of Kramer  Levin  Naftalis & Frankel LLP
                    dated September 14, 2000.

EX-99.i(b)          Opinion of Morris,  Nichols, Arsht & Tunnell dated September
                    14, 2000.